GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 28	$ 27	$ 82	$ 87